Schedule of Investments (unaudited) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Clear Channel International BV, 8.75%, 12/15/20 (Call 09/02/19)(a)	$2,266	$2,313,418
Lamar Media Corp.
5.00%, 05/01/23 (Call 09/03/19)(b)	3,919	3,993,553
5.38%, 01/15/24 (Call 09/03/19)(b)	250	257,258
MDC Partners Inc., 6.50%, 05/01/24 (Call 09/03/19)(a)	5,828	5,281,625
National CineMedia LLC, 6.00%, 04/15/22 (Call 09/03/19)	3,136	3,170,055
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 09/03/19)	3,346	3,445,496

		18,461,405

Aerospace & Defense — 2.0%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)(b)	8,430	8,710,749
5.87%, 02/23/22(b)	4,078	4,341,847
6.15%, 08/15/20(b)	6,851	7,075,918
Bombardier Inc.
5.75%, 03/15/22(a)	3,168	3,235,444
6.00%, 10/15/22 (Call 09/03/19)(a)(b)	8,142	8,152,178
6.13%, 01/15/23(a)(b)	7,870	7,996,383
8.75%, 12/01/21(a)	6,838	7,481,199
TransDigm Inc.
6.00%, 07/15/22 (Call 09/03/19)	7,809	7,899,194
6.50%, 07/15/24 (Call 09/03/19)	5,509	5,648,102
Triumph Group Inc., 4.88%, 04/01/21 (Call 09/03/19)	2,898	2,875,747

		63,416,761

Agriculture — 0.1%
Pyxus International Inc., 9.88%, 07/15/21 (Call 09/03/19)	4,294	3,610,538

Airlines — 0.8%
Air Canada, 7.75%, 04/15/21(a)	2,919	3,145,222
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	3,720	3,749,256
5.00%, 06/01/22(a)	4,680	4,849,650
5.50%, 10/01/19(a)	5,291	5,308,460
United Airlines Holdings Inc., 4.25%, 10/01/22	2,892	2,975,764
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)(b)	2,615	2,686,912
8.50%, 11/15/19(a)(b)	2,840	2,868,656
WestJet Airlines Ltd., 3.50%, 06/16/21 (Call 05/16/21)(a)	100	100,366

		25,684,286

Apparel — 0.2%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)	5,600	5,830,300

Auto Manufacturers — 1.2%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 09/02/19)(a)(b)	2,338	2,165,456
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)	4,728	4,934,850
Fiat Chrysler Automobiles NV
4.50%, 04/15/20(b)	9,408	9,506,049
5.25%, 04/15/23	9,340	9,807,000
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(a)(b)	3,485	3,462,856
4.25%, 11/15/19 (Call 09/03/19)(a)(b)	3,198	3,193,289
5.63%, 02/01/23 (Call 09/03/19)(a)(b)	3,163	3,091,832

		36,161,332

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 09/03/19)	3,414	3,469,929

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 09/03/19)(b)	$6,919	$7,009,812
Meritor Inc., 6.25%, 02/15/24 (Call 09/03/19)(b)	3,375	3,476,250
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	2,682	2,340,045

		16,296,036

Banks — 1.1%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	3,054	3,122,715
4.75%, 02/16/24 (Call 11/16/23)	3,527	3,729,803
5.00%, 08/15/22	7,457	7,910,275
5.00%, 08/01/23	4,735	5,072,580
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	12,966	13,112,268

		32,947,641

Beverages — 0.1%
Ajecorp BV, 6.50%, 05/14/22 (Call 09/02/19)(a)(b)	2,468	2,332,747

Building Materials — 0.7%
Griffon Corp., 5.25%, 03/01/22 (Call 09/03/19)(b)	6,891	6,908,227
Masonite International Corp., 5.63%, 03/15/23 (Call 08/10/19)(a)(b)	3,729	3,838,819
Omnimax International Inc., 12.00%, 08/15/20 (Call 08/16/19)(a)	2,602	2,617,043
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 09/03/19)(a)	3,815	3,908,908
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/16/19)	4,475	4,544,922
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 09/03/19)(b)	650	678,438

		22,496,357

Chemicals — 2.3%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	7,303	7,622,506
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)(b)	4,211	4,640,785
CF Industries Inc.
3.45%, 06/01/23	4,856	4,904,560
7.13%, 05/01/20	3,578	3,683,484
Chemours Co. (The), 6.63%, 05/15/23 (Call 09/03/19)(b)	5,788	5,827,822
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/19)(a)	4,562	4,769,286
INVISTA Finance LLC, 4.25%, 10/15/19(a)(b)	5,301	5,313,246
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 09/03/19)(a)(b)	2,737	2,846,480
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	975	1,011,928
5.25%, 08/01/23 (Call 09/03/19)(a)	3,562	3,624,582
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	4,026	4,195,667
PolyOne Corp., 5.25%, 03/15/23(b)	4,166	4,435,674
PQ Corp., 6.75%, 11/15/22 (Call 09/03/19)(a)	4,388	4,534,559
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 09/03/19)(a)(b)	3,175	2,538,413
TPC Group Inc.
8.75%, 12/15/20 (Call 08/12/19)(a)(b)	5,688	5,690,560
10.50%, 08/01/24 (Call 08/01/21)(a)	1,775	1,873,317
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	4,759	4,949,360

		72,462,229

Coal — 0.1%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 09/03/19)(a)	2,706	2,766,885

Commercial Services — 3.4%
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 09/03/19)(a)(b)	3,744	3,247,920

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)(b)	$3,235	$3,324,771
APX Group Inc.
7.63%, 09/01/23 (Call 09/03/19)(b)	2,763	2,206,083
7.88%, 12/01/22 (Call 09/03/19)	5,954	5,641,415
8.75%, 12/01/20 (Call 09/03/19)	2,518	2,401,543
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 09/03/19)	1,803	1,837,257
6.38%, 04/01/24 (Call 09/03/19)(a)(b)	2,666	2,785,970
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	510	525,300
Global A&T Electronics Ltd., 8.50%, 01/12/23 (Call 08/30/19)	3,777	3,562,630
Hertz Corp. (The)
5.88%, 10/15/20 (Call 08/11/19)	4,692	4,696,637
6.25%, 10/15/22 (Call 09/03/19)	3,644	3,689,914
7.38%, 01/15/21 (Call 08/11/19)	2,714	2,715,771
7.63%, 06/01/22 (Call 09/03/19)(a)	8,225	8,546,762
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 09/03/19)(a)(b)	7,688	7,966,690
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)(b)	2,955	2,256,881
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/16/19)(a)	2,574	2,468,742
Nielsen Co Luxembourg SARL/The, 5.50%, 10/01/21 (Call 09/03/19)(a)(b)	4,418	4,434,567
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 09/03/19)(b)	4,772	4,780,159
5.00%, 04/15/22 (Call 09/03/19)(a)(b)	15,087	15,113,402
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	4,984	5,096,240
9.25%, 05/15/23 (Call 09/03/19)(a)	7,868	8,261,400
United Rentals North America Inc., 4.63%, 07/15/23 (Call 09/03/19)(b)	6,962	7,131,673
WEX Inc., 4.75%, 02/01/23 (Call 09/03/19)(a)(b)	2,720	2,737,850

		105,429,577

Computers — 2.1%
Dell Inc., 4.63%, 04/01/21	2,668	2,737,368
Dell International LLC/EMC Corp., 5.88%, 06/15/21 (Call 08/16/19)(a)	10,655	10,839,438
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 09/03/19)	2,550	2,495,813
EMC Corp.
2.65%, 06/01/20	12,058	12,007,356
3.38%, 06/01/23 (Call 03/01/23)	6,806	6,726,597
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	6,498	5,305,346
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 09/03/19)(a)	5,142	4,349,632
9.25%, 03/01/21 (Call 09/03/19)(a)(b)	4,586	4,391,095
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(b)	3,015	3,065,893
NCR Corp.
4.63%, 02/15/21 (Call 09/03/19)(b)	3,144	3,150,734
5.00%, 07/15/22 (Call 09/03/19)(b)	4,201	4,228,897
5.88%, 12/15/21 (Call 09/03/19)(b)	2,883	2,913,140
6.38%, 12/15/23 (Call 09/03/19)	4,871	5,011,041

		67,222,350

Security	Par (000)	Value

Cosmetics & Personal Care — 0.8%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 09/02/19)(a)	$2,455	$2,502,821
Avon International Operations Inc., 7.88%, 08/15/22 (Call 09/03/19)(a)	3,447	3,586,603
Avon Products Inc., 7.00%, 03/15/23	3,282	3,305,002
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	4,094	4,169,637
4.70%, 05/24/22(b)	3,574	3,654,415
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 09/03/19)(a)	4,263	4,267,441
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 09/03/19)(b)	2,679	2,476,735

		23,962,654

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 5.75%, 12/15/23 (Call 09/03/19)(a)(b)	2,580	2,675,675
Anixter Inc.
5.13%, 10/01/21(b)	2,886	3,010,158
5.50%, 03/01/23(b)	2,333	2,492,422
LKQ Corp., 4.75%, 05/15/23 (Call 09/03/19)(b)	4,248	4,307,738
Performance Food Group Inc., 5.50%, 06/01/24 (Call 08/12/19)(a)	150	151,817
Univar USA Inc., 6.75%, 07/15/23 (Call 08/12/19)(a)(b)	2,900	2,954,375

		15,592,185

Diversified Financial Services — 4.7%
Ally Financial Inc.
3.75%, 11/18/19(b)	4,750	4,762,914
3.88%, 05/21/24 (Call 04/21/24)	4,958	5,115,526
4.13%, 03/30/20(b)	5,326	5,365,945
4.13%, 02/13/22(b)	4,547	4,676,408
4.25%, 04/15/21	3,900	3,958,500
4.63%, 05/19/22(b)	2,852	2,961,745
7.50%, 09/15/20	2,904	3,047,227
8.00%, 03/15/20(b)	5,939	6,124,594
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(a)	2,364	2,433,147
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)(b)	3,473	3,631,456
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)(b)	3,567	3,668,914
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)	6,421	6,673,827
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 09/03/19)	3,736	3,734,580
Navient Corp.
5.00%, 10/26/20	3,490	3,566,707
5.50%, 01/25/23	6,290	6,523,988
5.88%, 03/25/21	4,294	4,470,054
6.13%, 03/25/24(b)	5,725	6,019,036
6.50%, 06/15/22	6,273	6,719,951
6.63%, 07/26/21	4,749	5,049,707
7.25%, 01/25/22	4,625	5,034,746
7.25%, 09/25/23	3,170	3,456,497
8.00%, 03/25/20	9,253	9,542,156
Springleaf Finance Corp.
5.63%, 03/15/23	5,703	6,111,143
6.13%, 05/15/22(b)	6,350	6,809,052
6.13%, 03/15/24 (Call 09/15/23)	7,904	8,565,547
7.75%, 10/01/21	3,845	4,210,659
8.25%, 12/15/20	6,255	6,686,970

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	$2,901	$2,654,415
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 09/03/19)(a)(b)	3,550	3,667,871
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 09/03/19)(a)(b)	3,259	3,375,102

		148,618,384

Electric — 1.3%
AES Corp./VA
4.00%, 03/15/21(b)	3,494	3,554,752
4.50%, 03/15/23 (Call 03/15/20)(b)	3,568	3,664,336
4.88%, 05/15/23 (Call 09/03/19)(b)	4,790	4,861,946
Calpine Corp.
5.38%, 01/15/23 (Call 09/03/19)(b)	8,155	8,149,699
5.50%, 02/01/24 (Call 09/03/19)(b)	4,119	4,113,422
5.88%, 01/15/24 (Call 09/03/19)(a)	3,438	3,515,355
6.00%, 01/15/22 (Call 09/03/19)(a)	5,084	5,119,879
InterGen NV, 7.00%, 06/30/23 (Call 09/02/19)(a)(b)	2,168	1,988,172
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(a)	1,245	1,263,675
Vistra Energy Corp., 5.88%, 06/01/23 (Call 09/03/19)	3,495	3,573,638

		39,804,874

Electrical Components & Equipment — 0.1%
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 09/03/19)(b)	3,304	3,334,975
5.38%, 06/15/24 (Call 09/03/19)(b)	650	673,721

		4,008,696

Electronics — 0.7%
ADT Security Corp. (The)
3.50%, 07/15/22	6,522	6,489,389
4.13%, 06/15/23(b)	4,720	4,744,079
6.25%, 10/15/21	6,616	7,039,322
Sensata Technologies BV, 4.88%, 10/15/23(a)	3,516	3,674,848

		21,947,638

Energy – Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 09/03/19)	2,638	2,717,140
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(a)	2,620	2,680,587
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	3,742	3,754,985

		9,152,712

Engineering & Construction — 0.1%
MasTec Inc., 4.88%, 03/15/23 (Call 09/03/19)	3,038	3,085,469

Entertainment — 1.4%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 09/03/19)	5,257	5,335,855
5.13%, 12/15/22 (Call 09/03/19)	2,625	2,669,297
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	3,550	3,758,089
Eldorado Resorts Inc., 7.00%, 08/01/23 (Call 09/03/19)(b)	2,505	2,621,117
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)(b)	9,718	10,241,345
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(a)	2,950	3,146,667
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(a)	3,001	3,167,931

Security	Par (000)	Value

Entertainment (continued)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(a)(b)	$3,090	$3,140,212
Scientific Games International Inc., 10.00%, 12/01/22 (Call 09/03/19)	7,528	7,861,114
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 09/03/19)(a)	1,869	1,911,053

		43,852,680

Environmental Control — 0.5%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 09/03/19)	1,520	1,561,800
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)	2,544	2,575,800
5.63%, 05/01/22 (Call 09/03/19)(a)(b)	2,752	2,782,195
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	3,750	3,914,063
Tervita Corp., 7.63%, 12/01/21 (Call 09/03/19)(a)(b)	3,302	3,380,423

		14,214,281

Food — 1.2%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 6.63%, 06/15/24 (Call 09/03/19)(b)	7,671	7,997,018
B&G Foods Inc., 4.63%, 06/01/21 (Call 09/03/19)	4,945	4,946,823
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 09/03/19)(a)(b)	3,000	3,011,786
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 09/03/19)(a)	5,111	3,187,986
Ingles Markets Inc., 5.75%, 06/15/23 (Call 09/03/19)(b)	4,888	4,991,870
JBS Investments GmbH
6.25%, 02/05/23 (Call 09/02/19)(a)(b)	5,000	5,100,804
7.25%, 04/03/24 (Call 09/03/19)(a)(b)	1,773	1,839,488
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 09/03/19)	2,584	2,604,389
6.00%, 02/15/24 (Call 09/03/19)(a)	4,365	4,525,656

		38,205,820

Food Service — 0.2%
Aramark Services Inc., 5.13%, 01/15/24 (Call 09/03/19)	6,290	6,465,365

Forest Products & Paper — 0.2%
Cascades Inc., 5.50%, 07/15/22 (Call 09/03/19)(a)(b)	2,956	2,984,534
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 09/03/19)(b)	2,819	2,843,666

		5,828,200

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	4,350	4,616,437
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	2,770	2,810,396

		7,426,833

Hand & Machine Tools — 0.1%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	4,372	4,624,756

Health Care – Products — 0.7%
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 09/03/19)(a)	3,132	3,234,500
Immucor Inc., 11.13%, 02/15/22 (Call 09/03/19)(a)(b)	1,859	1,897,342
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 08/16/19)(a)	3,143	3,216,965
12.50%, 11/01/21 (Call 09/03/19)(a)(b)	2,869	3,146,635
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 09/03/19)(a)(b)	8,618	8,402,550
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 09/03/19)(a)(b)	3,263	3,303,788

		23,201,780

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services — 7.6%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 09/03/19)(b)	$4,459	$4,502,197
6.50%, 03/01/24 (Call 09/03/19)	2,860	2,938,650
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 09/03/19)(a)(b)	2,464	2,236,080
Centene Corp.
4.75%, 05/15/22 (Call 09/03/19)	6,347	6,473,940
5.63%, 02/15/21 (Call 09/03/19)	9,127	9,268,286
6.13%, 02/15/24 (Call 09/03/19)	6,615	6,930,643
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 09/03/19)(b)	6,758	6,697,460
6.25%, 03/31/23 (Call 03/31/20)	20,059	19,256,640
6.88%, 02/01/22 (Call 09/03/19)	14,900	10,103,286
8.13%, 06/30/24 (Call 06/30/21)(a)	8,500	6,488,156
8.63%, 01/15/24 (Call 01/15/21)(a)	6,992	7,004,381
9.88%, 06/30/23 (Call 06/30/20)(a)(b)(c)	11,624	9,807,750
DaVita Inc.
5.13%, 07/15/24 (Call 08/16/19)	7,375	7,407,524
5.75%, 08/15/22 (Call 09/03/19)	8,373	8,472,536
HCA Healthcare Inc., 6.25%, 02/15/21	6,688	7,024,808
HCA Inc.
5.88%, 05/01/23	8,238	9,031,766
7.50%, 02/15/22	12,873	14,277,122
MEDNAX Inc., 5.25%, 12/01/23 (Call 09/03/19)(a)(b)	5,093	5,096,922
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	4,795	5,018,303
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 09/03/19)(a)	10,250	9,993,750
Quorum Health Corp., 11.63%, 04/15/23 (Call 09/03/19)(b)	2,653	2,453,078
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 09/03/19)(a)(b)	5,612	6,005,159
Select Medical Corp., 6.38%, 06/01/21 (Call 09/03/19)	4,218	4,231,311
Tenet Healthcare Corp.
4.38%, 10/01/21(b)	6,066	6,179,737
4.50%, 04/01/21(b)	5,362	5,449,971
4.63%, 07/15/24 (Call 07/15/20)	9,203	9,387,060
4.75%, 06/01/20(b)	3,175	3,213,197
6.00%, 10/01/20	10,580	10,923,850
6.75%, 06/15/23(b)	12,270	12,607,425
8.13%, 04/01/22	18,009	19,235,863

		237,716,851

Holding Companies – Diversified — 1.4%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	3,495	3,564,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 09/03/19)(b)	9,066	9,179,325
6.00%, 08/01/20 (Call 08/01/19)	8,676	8,674,658
6.25%, 02/01/22 (Call 09/03/19)	8,291	8,534,341
6.75%, 02/01/24 (Call 02/01/20)	3,586	3,745,876
Stena AB, 7.00%, 02/01/24(a)	3,177	3,112,549
Stena International SA, 5.75%, 03/01/24(a)	2,050	2,032,226
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	3,500	3,484,062

		42,327,937

Home Builders — 2.6%
Beazer Homes USA Inc., 8.75%, 03/15/22 (Call 08/16/19)	3,675	3,815,826
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 09/03/19)(a)	3,095	3,104,833

Security	Par (000)	Value

Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 09/03/19)(a)	$3,369	$3,426,554
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 09/03/19)(a)	2,187	1,869,885
10.50%, 07/15/24 (Call 07/15/20)(a)	2,475	1,969,481
KB Home
7.00%, 12/15/21 (Call 09/15/21)	3,282	3,532,663
7.50%, 09/15/22(b)	2,227	2,481,319
7.63%, 05/15/23 (Call 11/15/22)(b)	2,155	2,410,570
8.00%, 03/15/20(b)	2,337	2,411,463
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	4,355	4,469,711
4.50%, 11/15/19 (Call 09/03/19)(b)	3,536	3,540,988
4.50%, 04/30/24 (Call 01/31/24)(b)	4,404	4,589,418
4.75%, 04/01/21 (Call 02/01/21)	3,168	3,246,804
4.75%, 11/15/22 (Call 08/15/22)	3,753	3,891,298
4.88%, 12/15/23 (Call 09/15/23)	2,766	2,914,569
8.38%, 01/15/21	2,459	2,648,405
Mattamy Group Corp., 6.88%, 12/15/23 (Call 12/15/19)(a)(b)	3,125	3,255,493
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	2,550	2,597,943
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 09/03/19)(a)(b)	2,810	2,892,671
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 08/17/19)	2,388	2,467,461
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	2,261	2,362,038
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	2,274	2,392,122
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	2,736	2,840,994
5.88%, 02/15/22 (Call 11/15/21)(b)	3,155	3,354,850
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	3,298	3,445,173
William Lyon Homes Inc., 7.00%, 08/15/22 (Call 09/03/19)	2,330	2,338,155
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(a)(b)	3,532	3,701,609

		81,972,296

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 09/03/19)(b)	3,355	3,457,747

Household Products & Wares — 0.5%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 09/03/19)(b)	3,008	3,128,609
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 09/03/19)(a)(b)	5,745	4,962,244
Prestige Brands Inc.
5.38%, 12/15/21 (Call 09/03/19)(a)(b)	3,003	3,027,916
6.38%, 03/01/24 (Call 09/03/19)(a)(b)	4,513	4,715,145

		15,833,914

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 08/16/19)	2,730	2,832,716

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	5,113	5,458,127

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/12/19)(a)(b)	$4,923	$5,042,998
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)(b)	2,930	2,750,538
Genworth Holdings Inc.
4.80%, 02/15/24(b)	2,385	2,220,534
4.90%, 08/15/23	2,350	2,205,767
7.20%, 02/15/21	2,516	2,560,030
7.63%, 09/24/21	4,590	4,776,469
7.70%, 06/15/20	2,666	2,715,988
MGIC Investment Corp., 5.75%, 08/15/23(b)	3,080	3,352,708

		31,083,159

Internet — 1.5%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	3,470	3,625,427
EIG Investors Corp., 10.88%, 02/01/24 (Call 09/03/19)(b)	2,554	2,682,099
Netflix Inc.
5.38%, 02/01/21(b)	3,318	3,433,064
5.50%, 02/15/22(b)	4,878	5,181,412
5.75%, 03/01/24(b)	2,825	3,067,760
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(b)	3,056	3,106,806
4.20%, 09/15/20(b)	5,213	5,288,015
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(a)	3,650	3,859,875
VeriSign Inc., 4.63%, 05/01/23 (Call 09/03/19)	5,109	5,180,628
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 09/03/19)	9,667	9,957,010

		45,382,096

Iron & Steel — 0.7%
AK Steel Corp.
7.50%, 07/15/23 (Call 09/03/19)	2,373	2,421,943
7.63%, 10/01/21 (Call 09/03/19)	2,903	2,892,114
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	3,442	3,519,445
7.88%, 08/15/23 (Call 05/15/23)	3,368	3,629,020
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)(b)	2,929	3,000,535
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 09/03/19)	4,636	4,660,918
5.25%, 04/15/23 (Call 09/03/19)	3,091	3,145,093

		23,269,068

Leisure Time — 0.7%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 09/03/19)(a)(b)	3,665	3,651,256
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(a)(b)	2,402	2,436,743
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 09/03/19)(a)(b)	2,925	2,995,688
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 09/03/19)(a)(b)	4,220	4,287,256
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 09/03/19)(a)(b)	3,589	3,686,389
5.38%, 04/15/23 (Call 09/03/19)(a)(b)	3,867	3,954,356
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 09/03/19)(b)	2,424	2,374,005

		23,385,693

Lodging — 1.6%
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 08/16/19)	4,535	4,699,394
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/03/19)(a)(b)	3,484	3,578,068
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 09/03/19)(a)	5,400	5,530,950

Security	Par (000)	Value

Lodging (continued)
MGM Resorts International
6.00%, 03/15/23	$8,332	$9,056,797
6.63%, 12/15/21	8,362	9,073,690
7.75%, 03/15/22	6,654	7,450,484
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	2,904	2,929,864
4.25%, 03/01/22 (Call 12/01/21)	4,574	4,652,330
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	3,601	3,638,932

		50,610,509

Machinery — 0.1%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	2,539	2,354,394

Manufacturing — 0.2%
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 08/16/19)(a)(b)	3,779	3,779,000
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	2,769	2,886,683

		6,665,683

Media — 9.0%
Altice Financing SA, 6.63%, 02/15/23 (Call 09/02/19)(a)(b)	13,681	14,108,531
Altice Finco SA, 8.13%, 01/15/24 (Call 09/03/19)(a)	2,412	2,496,420
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 09/03/19)(a)(b)	4,785	4,880,700
AMC Networks Inc.
4.75%, 12/15/22 (Call 09/03/19)	4,275	4,316,467
5.00%, 04/01/24 (Call 04/01/20)(b)	6,798	6,991,403
Cablevision Systems Corp.
5.88%, 09/15/22(b)	4,454	4,731,341
8.00%, 04/15/20	3,611	3,732,065
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	3,609	3,627,546
5.13%, 02/15/23 (Call 09/03/19)	6,480	6,580,845
5.13%, 05/01/23 (Call 09/03/19)(a)	7,803	7,974,443
5.25%, 03/15/21 (Call 09/03/19)	2,449	2,458,184
5.25%, 09/30/22 (Call 09/03/19)	6,962	7,049,569
5.75%, 09/01/23 (Call 09/03/19)(b)	2,975	3,037,806
5.75%, 01/15/24 (Call 09/03/19)	5,451	5,572,796
5.88%, 04/01/24 (Call 09/03/19)(a)	10,915	11,366,984
Cengage Learning Inc., 9.50%, 06/15/24 (Call 09/03/19)(a)	3,950	3,732,750
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (Call 02/15/21)(a)	14,781	16,048,564
6.50%, 11/15/22 (Call 09/03/19)	15,947	16,260,015
CSC Holdings LLC
5.13%, 12/15/21 (Call 08/12/19)(a)	7,571	7,583,145
5.25%, 06/01/24	4,713	4,926,452
5.38%, 07/15/23 (Call 08/12/19)(a)	7,011	7,188,648
6.75%, 11/15/21(b)	6,447	6,906,349
DISH DBS Corp.
5.00%, 03/15/23(b)	9,787	9,409,978
5.13%, 05/01/20(b)	6,912	6,985,903
5.88%, 07/15/22(b)	12,994	13,156,425
6.75%, 06/01/21	12,716	13,268,510
7.88%, 09/01/19	8,387	8,415,276
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 09/03/19)(a)	2,878	2,903,114
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 09/03/19)(a)(b)	2,650	2,394,441
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(a)	3,740	3,868,469

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Nexstar Broadcasting Inc., 5.88%, 11/15/22 (Call 08/12/19)(b)	$3,030	$3,100,069
Quebecor Media Inc., 5.75%, 01/15/23	5,816	6,201,310
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 08/13/19)	3,268	3,265,876
6.13%, 10/01/22 (Call 08/16/19)(b)	3,913	3,979,521
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	6,678	6,761,892
4.63%, 05/15/23 (Call 09/03/19)(a)(b)	3,129	3,179,443
4.63%, 07/15/24 (Call 07/15/21)(a)	3,165	3,257,734
TEGNA Inc.
4.88%, 09/15/21 (Call 09/03/19)(a)	2,196	2,202,754
5.13%, 07/15/20 (Call 09/03/19)	3,268	3,274,144
6.38%, 10/15/23 (Call 09/03/19)	4,350	4,481,509
Tribune Media Co., 5.88%, 07/15/22 (Call 08/12/19)	6,913	7,030,020
Univision Communications Inc.
5.13%, 05/15/23 (Call 09/03/19)(a)(b)	7,960	7,914,579
6.75%, 09/15/22 (Call 09/03/19)(a)(b)	2,759	2,806,156
Urban One Inc., 7.38%, 04/15/22 (Call 09/03/19)(a)(b)	2,700	2,713,500
Videotron Ltd.
5.00%, 07/15/22(b)	5,443	5,699,558
5.38%, 06/15/24 (Call 03/15/24)(a)	3,650	3,900,937

		281,742,141

Metal Fabricate & Hardware — 0.3%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)	5,796	5,543,029
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 09/03/19)(a)(b)	2,497	2,631,214

		8,174,243

Mining — 2.3%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)(b)	2,804	2,905,486
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 09/02/19)(a)	2,577	2,651,878
Constellium SE, 5.75%, 05/15/24 (Call 09/02/19)(a)	2,500	2,574,414
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 09/02/19)(a)	2,233	1,847,284
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	5,161	5,303,315
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	3,696	3,850,209
5.13%, 05/15/24 (Call 02/15/24)(a)	4,733	4,937,466
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	12,164	12,195,261
3.88%, 03/15/23 (Call 12/15/22)	12,209	12,298,770
4.00%, 11/14/21	3,890	3,965,350
6.88%, 02/15/23 (Call 02/15/20)(b)	5,051	5,317,042
Hecla Mining Co., 6.88%, 05/01/21 (Call 09/03/19)(b)	3,509	3,399,344
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 09/03/19)(a)	4,029	4,252,484
Kaiser Aluminum Corp., 5.88%, 05/15/24 (Call 09/03/19)	1,851	1,916,942
New Gold Inc., 6.25%, 11/15/22 (Call 08/09/19)(a)	3,523	3,377,896
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	3,669	2,497,977

		73,291,118

Office & Business Equipment — 0.9%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 09/03/19)(b)	3,832	3,909,239

Security	Par (000)	Value

Office & Business Equipment (continued)
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	$3,817	$3,713,812
4.63%, 05/15/22 (Call 04/15/22)	2,924	2,789,374
4.63%, 03/15/24 (Call 12/15/23)(b)	2,996	2,705,763
4.70%, 04/01/23 (Call 03/01/23)	2,683	2,529,985
Xerox Corp.
2.75%, 09/01/20	1,030	1,025,558
4.13%, 03/15/23 (Call 02/15/23)	6,921	6,955,605
4.50%, 05/15/21(b)	4,003	4,099,272

		27,728,608

Oil & Gas — 8.2%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	2,624	2,702,720
6.00%, 07/01/22 (Call 09/02/19)(a)	2,144	2,208,320
Antero Resources Corp.
5.13%, 12/01/22 (Call 09/03/19)(b)	6,777	6,452,992
5.38%, 11/01/21 (Call 09/03/19)	6,319	6,222,193
5.63%, 06/01/23 (Call 09/03/19)(b)	5,187	4,911,441
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(a)(b)	6,693	6,574,935
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 09/03/19)(a)(b)	2,369	2,267,048
Baytex Energy Corp.
5.13%, 06/01/21 (Call 09/03/19)(a)	2,867	2,859,833
5.63%, 06/01/24 (Call 09/03/19)(a)(b)	2,675	2,538,909
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	4,003	3,019,763
California Resources Corp., 8.00%, 12/15/22 (Call 09/03/19)(a)(b)	13,060	9,142,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 09/03/19)(b)	5,747	5,712,278
7.63%, 01/15/22 (Call 09/03/19)(b)	2,340	2,264,681
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 09/03/19)(b)	4,302	4,197,346
Chesapeake Energy Corp., 4.88%, 04/15/22 (Call 09/03/19)(b)	3,040	2,795,850
Citgo Holding Inc.
9.25%, 08/01/24 (Call 08/01/21)(a)	1,145	1,192,231
10.75%, 02/15/20(a)	9,128	9,501,792
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 09/03/19)(a)	3,676	3,712,760
CNX Resources Corp., 5.88%, 04/15/22 (Call 09/03/19)(b)	6,087	5,843,520
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 09/03/19)	3,672	3,733,322
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)(b)	3,007	2,210,145
9.00%, 05/15/21 (Call 09/03/19)(a)(b)	4,235	3,991,969
9.25%, 03/31/22 (Call 09/03/19)(a)	3,424	3,012,050
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	4,667	4,550,325
Extraction Oil & Gas Inc., 7.38%, 05/15/24 (Call 05/15/20)(a)	2,675	2,175,945
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 09/03/19)(b)	2,295	1,922,063
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 09/03/19)(b)	2,450	2,286,922
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	1,870	1,919,144
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 09/03/19)(b)	2,856	2,638,434
6.25%, 03/15/23 (Call 09/03/19)(b)	2,268	2,041,200

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
MEG Energy Corp.
6.38%, 01/30/23 (Call 09/03/19)(a)	$5,043	$4,819,503
7.00%, 03/31/24 (Call 09/03/19)(a)	6,394	6,106,270
Montage Resources Corp., 8.88%, 07/15/23 (Call 09/03/19)	3,276	2,530,710
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	3,095	3,103,290
4.20%, 12/01/22 (Call 09/01/22)	4,235	4,297,339
Nabors Industries Inc.
4.63%, 09/15/21	4,560	4,465,950
5.50%, 01/15/23 (Call 11/15/22)(b)	3,904	3,650,240
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)	2,632	2,052,511
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/03/19)	5,897	5,860,217
6.88%, 01/15/23 (Call 09/03/19)	2,535	2,499,880
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	4,913	4,784,034
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 09/03/19)	3,664	3,803,690
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)(b)	2,470	2,486,467
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	3,984	3,633,906
5.38%, 10/01/22 (Call 07/01/22)	3,397	3,156,851
6.88%, 03/01/21	2,929	2,934,675
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)(b)	4,182	3,861,816
5.00%, 03/15/23 (Call 12/15/22)(b)	4,683	4,138,826
5.75%, 06/01/21 (Call 03/01/21)	2,919	2,894,432
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)(b)	4,086	3,762,404
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20 (Call 09/03/19)(a)	2,623	2,308,240
Sanchez Energy Corp., 7.25%, 02/15/23 (Call 02/15/20)(a)(b)	2,379	1,938,885
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 09/03/19)(a)	2,660	2,718,499
6.88%, 06/30/23 (Call 09/03/19)(a)(b)	3,033	3,106,574
SM Energy Co.
5.00%, 01/15/24 (Call 09/03/19)(b)	3,349	3,072,708
6.13%, 11/15/22 (Call 09/03/19)	3,049	2,967,693
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)	6,885	7,020,634
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/03/19)(a)	2,620	2,662,166
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	4,222	4,317,159
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(a)	7,075	7,444,386
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	2,508	2,519,093
Unit Corp., 6.63%, 05/15/21 (Call 09/03/19)	4,437	3,955,585
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)	2,976	1,755,840
9.75%, 04/15/23 (Call 10/15/20)(a)	2,606	1,576,630
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	4,137	3,990,912
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(b)	5,583	5,601,029
6.25%, 04/01/23 (Call 01/01/23)(b)	2,868	2,810,640
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	3,682	3,814,217
8.25%, 08/01/23 (Call 06/01/23)	3,598	4,044,463

		257,070,495

Security	Par (000)	Value

Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 09/03/19)	$2,638	$2,679,041
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 09/03/19)(b)	2,802	2,500,785
FTS International Inc., 6.25%, 05/01/22 (Call 09/03/19)	2,795	2,499,778
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 09/03/19)(a)(b)	2,146	1,489,861
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	2,720	1,856,400
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	3,625	2,494,129
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	2,665	2,588,381
SESI LLC, 7.13%, 12/15/21 (Call 09/03/19)(b)	5,087	3,738,945

		19,847,320

Packaging & Containers — 3.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 08/12/19)(a)	5,126	5,205,453
4.63%, 05/15/23 (Call 09/03/19)(a)(b)	6,216	6,371,400
7.25%, 05/15/24 (Call 08/14/19)(a)	4,188	4,420,518
Ball Corp.
4.00%, 11/15/23(b)	6,607	6,856,339
4.38%, 12/15/20	6,168	6,291,360
5.00%, 03/15/22	4,772	5,009,646
Berry Global Inc.
5.13%, 07/15/23 (Call 09/03/19)(b)	4,909	5,021,293
5.50%, 05/15/22 (Call 09/03/19)(b)	3,705	3,752,318
6.00%, 10/15/22 (Call 09/03/19)(b)	2,840	2,897,170
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	6,774	6,989,921
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	2,633	2,697,509
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)	9,808	9,841,102
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	3,548	3,651,976
5.88%, 08/15/23(a)	4,772	5,133,735
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 09/03/19)(a)	10,663	10,876,260
5.75%, 10/15/20 (Call 09/03/19)	15,881	15,938,415
7.00%, 07/15/24 (Call 09/03/19)(a)	4,900	5,070,887
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	2,887	3,038,342
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	3,077	3,270,144
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	2,927	3,038,897

		115,372,685

Pharmaceuticals — 3.5%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 09/03/19)(a)	2,822	2,845,181
5.88%, 05/15/23 (Call 09/03/19)(a)	11,350	11,461,230
6.50%, 03/15/22 (Call 09/03/19)(a)	7,717	7,990,149
7.00%, 03/15/24 (Call 03/15/20)(a)	12,255	12,929,025
Elanco Animal Health Inc.
3.91%, 08/27/21(b)	2,666	2,722,080
4.27%, 08/28/23 (Call 07/28/23)	5,280	5,543,571
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 09/02/19)(a)(b)	9,310	5,961,574
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 08/09/19)	500	516,700
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	3,015	1,869,300

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 09/03/19)(a)(b)	$4,630	$4,294,325
5.63%, 10/15/23 (Call 09/02/19)(a)(b)	4,592	2,920,703
5.75%, 08/01/22 (Call 09/03/19)(a)(b)	5,219	3,914,250
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	4,600	4,560,961
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(b)	18,963	17,843,235
2.80%, 07/21/23(b)	18,934	16,460,841
6.00%, 04/15/24 (Call 01/15/24)(b)	8,112	7,513,740

		109,346,865

Pipelines — 2.9%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 09/03/19)(a)	2,774	2,687,312
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 09/03/19)(a)	6,025	6,070,187
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	7,964	9,079,119
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 08/16/19)(b)	5,042	5,143,092
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	3,516	3,559,950
4.75%, 09/30/21 (Call 06/30/21)(a)	3,679	3,783,668
4.95%, 04/01/22 (Call 01/01/22)(b)	2,202	2,290,631
5.35%, 03/15/20(a)	3,623	3,677,707
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	3,830	3,891,174
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 09/03/19)	2,100	2,059,969
6.00%, 05/15/23 (Call 09/03/19)	2,720	2,733,600
6.75%, 08/01/22 (Call 09/03/19)	5,327	5,419,583
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 09/03/19)(b)	2,779	2,732,683
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(a)	2,840	2,859,525
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	4,434	4,578,105
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)	4,938	5,128,854
NuStar Logistics LP, 4.80%, 09/01/20	3,671	3,725,101
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 09/03/19)	3,877	3,981,541
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 08/16/19)(b)	2,889	2,838,442
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(a)	3,793	3,843,244
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 09/03/19)(b)	3,884	3,900,018
5.25%, 05/01/23 (Call 09/03/19)	3,923	3,974,694
6.75%, 03/15/24 (Call 09/15/19)	3,710	3,852,024

		91,810,223

Real Estate — 0.7%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)(b)	2,285	2,439,523
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 09/03/19)	7,889	8,096,086
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	3,889	4,169,514
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	3,254	2,748,274
5.25%, 12/01/21 (Call 09/03/19)(a)(b)	3,766	3,624,775

		21,078,172

Real Estate Investment Trusts — 2.6%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	2,894	2,105,902

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	$4,944	$5,096,762
Equinix Inc.
5.38%, 01/01/22 (Call 09/03/19)	4,961	5,086,910
5.38%, 04/01/23 (Call 09/03/19)	5,814	5,930,280
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)	495	520,369
Iron Mountain Inc.
4.38%, 06/01/21 (Call 08/12/19)(a)(b)	3,593	3,627,308
6.00%, 08/15/23 (Call 08/12/19)	3,733	3,815,437
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)(b)	2,971	3,001,020
5.25%, 09/15/22 (Call 09/15/19)	2,880	2,933,770
6.00%, 04/01/22 (Call 09/03/19)	2,864	2,943,143
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	7,105	7,590,508
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 09/03/19)	3,943	4,140,150
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 09/03/19)	2,000	2,007,500
5.00%, 04/15/23 (Call 09/03/19)	3,058	3,126,805
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	5,316	5,386,695
4.88%, 07/15/22 (Call 09/03/19)(b)	5,012	5,074,750
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	3,674	3,690,533
5.00%, 12/15/21 (Call 09/15/21)	4,853	5,004,656
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 09/03/19)(a)	2,929	2,790,788
8.25%, 10/15/23 (Call 09/03/19)	5,755	5,229,856
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)(b)	3,142	3,435,620

		82,538,762

Retail — 3.6%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	6,971	7,119,134
4.63%, 01/15/22 (Call 09/03/19)(a)	8,441	8,470,543
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	4,006	4,024,027
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 09/03/19)(a)	2,691	2,736,074
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 09/03/19)(b)	2,435	2,141,785
6.75%, 01/15/22 (Call 09/03/19)(b)	2,391	2,081,878
6.75%, 06/15/23 (Call 08/16/19)(b)	2,680	2,317,083
GameStop Corp., 6.75%, 03/15/21 (Call 09/03/19)(a)(b)	2,839	2,837,891
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 09/03/19)(b)	4,026	4,071,977
Guitar Center Inc., 9.50%, 10/15/21 (Call 09/03/19)(a)(b)	4,303	4,102,642
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 09/03/19)(a)	3,220	2,684,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 09/03/19)(a)(b)	1,425	1,472,112
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	2,727	2,846,306
L Brands Inc.
5.63%, 02/15/22(b)	6,063	6,358,921
5.63%, 10/15/23	3,492	3,629,740
6.63%, 04/01/21	2,515	2,657,866
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 09/03/19)	2,552	2,611,813
Party City Holdings Inc., 6.13%, 08/15/23 (Call 09/03/19)(a)(b)	2,425	2,434,094

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 09/03/19)(b)	$3,986	$4,025,860
PetSmart Inc., 7.13%, 03/15/23 (Call 09/03/19)(a)	12,212	11,486,831
QVC Inc.
4.38%, 03/15/23	5,051	5,181,071
4.85%, 04/01/24	4,000	4,146,253
5.13%, 07/02/22	3,177	3,328,839
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 09/03/19)(a)	2,744	2,830,264
Rite Aid Corp., 6.13%, 04/01/23 (Call 09/03/19)(a)(b)	10,348	8,731,125
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)(b)	1,721	1,494,043
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 09/03/19)	3,350	3,423,020
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	2,332	2,362,624
3.88%, 11/01/20 (Call 08/01/20)	2,318	2,338,765

		113,946,681

Software — 2.2%
Blackboard Inc., 9.75%, 10/15/21 (Call 09/03/19)(a)(b)	1,944	1,890,135
First Data Corp.
5.00%, 01/15/24 (Call 08/03/19)(a)	3,646	3,737,332
5.38%, 08/15/23 (Call 08/03/19)(a)(b)	6,573	6,748,499
5.75%, 01/15/24 (Call 08/03/19)(a)(b)	150	154,320
Infor U.S. Inc., 6.50%, 05/15/22 (Call 08/16/19)	10,205	10,383,587
Informatica LLC, 7.13%, 07/15/23 (Call 08/16/19)(a)(b)	4,640	4,726,819
IQVIA Inc., 4.88%, 05/15/23 (Call 08/28/19)(a)	5,081	5,207,120
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/20)(a)	3,000	3,022,150
Open Text Corp., 5.63%, 01/15/23 (Call 09/03/19)(a)	5,918	6,080,745
PTC Inc., 6.00%, 05/15/24 (Call 09/03/19)	100	104,786
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 09/03/19)(a)	2,605	1,558,814
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 09/03/19)(a)(b)	9,495	10,205,392
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/03/19)(a)	2,340	2,422,449
TIBCO Software Inc., 11.38%, 12/01/21 (Call 09/03/19)(a)	6,065	6,408,525
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 08/12/19)(a)(b)	3,066	2,959,073
10.50%, 02/01/24 (Call 08/12/19)(a)(b)	5,137	4,538,448

		70,148,194

Storage & Warehousing — 0.1%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 09/03/19)(a)(b)	2,072	2,077,180

Telecommunications — 10.4%
Altice France SA/France, 6.25%, 05/15/24 (Call 09/12/19)(a)(b)	8,300	8,577,964
CenturyLink Inc.
Series S, 6.45%, 06/15/21	7,958	8,366,333
Series T, 5.80%, 03/15/22(b)	8,930	9,299,962
Series V, 5.63%, 04/01/20	6,273	6,363,127
Series W, 6.75%, 12/01/23(b)	4,788	5,171,040
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	6,594	7,230,717
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)	3,750	3,215,625
CommScope Inc.
5.00%, 06/15/21 (Call 08/12/19)(a)	3,976	3,978,347
5.50%, 03/01/24 (Call 03/01/21)(a)	8,255	8,395,777
5.50%, 06/15/24 (Call 08/12/19)(a)	4,300	3,934,500

Security	Par (000)	Value

Telecommunications (continued)
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 09/03/19)(b)	$3,314	$3,010,744
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	2,191	2,376,687
Frontier Communications Corp.
8.75%, 04/15/22	3,219	1,958,560
10.50%, 09/15/22 (Call 06/15/22)	13,710	8,491,631
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	6,140	6,354,516
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	3,043	2,647,410
Hughes Satellite Systems Corp., 7.63%, 06/15/21	6,274	6,746,511
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 09/03/19)(a)	6,480	6,535,080
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)(b)	8,076	7,283,502
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 09/03/19)(b)	12,602	11,656,850
8.00%, 02/15/24 (Call 09/02/19)(a)	8,409	8,769,746
9.50%, 09/30/22(a)(b)	3,537	4,132,395
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 09/16/19)(b)	6,120	4,924,764
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)(b)	2,640	2,868,834
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 09/03/19)(b)	4,680	4,715,194
5.38%, 08/15/22 (Call 09/03/19)	6,499	6,528,594
5.38%, 01/15/24 (Call 09/03/19)	5,877	5,974,558
5.63%, 02/01/23 (Call 09/03/19)(b)	3,494	3,539,422
6.13%, 01/15/21 (Call 09/03/19)	3,313	3,325,217
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 09/03/19)	4,334	4,370,117
Nokia OYJ, 3.38%, 06/12/22	3,612	3,668,438
Plantronics Inc., 5.50%, 05/31/23 (Call 09/03/19)(a)(b)	3,657	3,721,997
Qwest Corp., 6.75%, 12/01/21(b)	6,157	6,618,775
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 08/10/19)(a)	703	725,848
Sprint Communications Inc.
6.00%, 11/15/22	14,230	15,119,375
7.00%, 03/01/20(a)	5,986	6,120,465
7.00%, 08/15/20	9,362	9,710,360
11.50%, 11/15/21	5,956	6,967,166
Sprint Corp.
7.13%, 06/15/24(b)	11,982	13,116,961
7.25%, 09/15/21	13,622	14,643,650
7.88%, 09/15/23(b)	27,037	30,095,561
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	9,695	10,231,255
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	6,755	6,975,353
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	2,992	3,044,360
6.00%, 03/01/23 (Call 08/12/19)	7,002	7,140,570
6.00%, 04/15/24 (Call 08/12/19)	6,837	7,136,187
6.50%, 01/15/24 (Call 08/12/19)(b)	4,399	4,554,213
WTT Investment Ltd./Hong Kong, 5.50%, 11/21/22 (Call 11/21/20)(a)	3,927	4,034,992

		324,369,250

Toys, Games & Hobbies — 0.1%
Mattel Inc., 2.35%, 08/15/21 (Call 07/15/21)	2,689	2,638,581

Transportation — 0.6%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 09/03/19)(a)(b)	2,745	2,479,650
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 09/02/19)(a)	2,800	1,900,500

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 09/03/19)(a)(b)	$3,030	$3,088,706
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/03/19)(a)(b)	3,951	4,072,411
6.50%, 06/15/22 (Call 09/03/19)(a)(b)	7,023	7,147,658

		18,688,925

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)(b)	5,034	5,247,945

Total Corporate Bonds & Notes — 98.2% (Cost: $3,094,681,238)		3,077,120,222

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(d)(e)	9	—

Total Warrants — 0.0% (Cost $0)		—

Short-Term Investments

Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(f)(g)(h)	536,979	537,247,954

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(f)(g)	31,017	$31,017,000

		568,264,954

Total Short-Term Investments — 18.2% (Cost: $568,052,834)		568,264,954

Total Investments in Securities — 116.4% (Cost: $3,662,734,072)		3,645,385,176

Other Assets, Less Liabilities — (16.4)%		(513,054,420)

Net Assets — 100.0%		$3,132,330,756

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	589,102	(52,123)	536,979	$537,247,954	$2,567,540	(a)	$(11,716)	$134,478
BlackRock Cash Funds: Treasury, SL Agency Shares	45,367	(14,350)	31,017	31,017,000	611,112		—	—

				$568,264,954	$3,178,652		$(11,716)	$134,478

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$3,077,120,222	$—		$3,077,120,222
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	568,264,954	—	—		568,264,954

	$568,264,954	$3,077,120,222	$0	(a)	$3,645,385,176

(a)	Rounds to less than $1.